Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Line Items]
Schedule of Notes Payable

Notes payable as of September 30, 2025, and December 31, 2024 consisted of the following:

	September 30,	December 31,
	2025	2024
FNBD Notes Payable	$8,018,480	$8,621,519
FSB Notes Payable	2,961,673	3,361,618
Ushjo Note Payable	780,000	-
Total notes payable	11,760,153	11,983,137
Unamortized debt issuance costs	(81,146)	(81,909)
Notes payable, net of issuance cost	11,679,007	11,901,228
Less current portion	(3,424,599)	(3,410,465)
Long-term portion	$8,254,408	$8,490,763

Notes payable as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
FNBD Notes Payable	$8,621,519	$9,309,286
FSB Notes Payable	3,361,618	5,767,302
Total notes payable	11,983,137	15,076,588
Unamortized debt issuance costs	(81,909)	(124,170)
Notes payable, net of issuance cost	11,901,228	14,952,418
Less current portion	(3,410,465)	(1,469,043)
Long-term portion	$8,490,763	$13,483,375

Schedule of Notes Payable Repayment Requirements

Notes payable repayment requirements as of September 30, 2025, in the succeeding years are summarized as follows:

Remainder of 2025	$2,435,653
2026	1,985,045
2027	876,805
2028	914,210
2029	954,785
Thereafter	4,593,655
Total	$11,760,153

Notes payable repayment requirements as of December 31, 2024, in the succeeding years are summarized as follows:

2025	$3,416,965
2026	1,203,521
2027	872,072
2028	909,759
2029	950,587
Thereafter	4,630,233
Total	$11,983,137

Schedule of Bridge Note

A roll forward of the bridge note for the year ended December 31, 2023, is below:

Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	(4,204,545)
Bridge notes, December 31, 2023	$-

FNBD [Member]
Debt [Line Items]
Schedule of Notes Payable to FSB

Notes payable to FNBD as of September 30, 2025 and December 31, 2024 consisted of the following:

Original					September 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$212,213	$219,975	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	168,930	187,461	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	193,858	200,949	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	232,110	257,571	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	602,050	667,050	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	362,271	398,275	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	602,050	621,020	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	385,929	398,089	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	966,107	1,062,126	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	224,497	232,428	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	556,980	613,737	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	298,128	328,026	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	352,980	386,120	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	942,476	971,173	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	415,513	453,984	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	182,828	198,905	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	536,269	580,834	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	783,340	843,796	3,315
$9,713,423					$8,018,482	$8,621,519	$84,424

Notes payable to FNBD as of December 31, 2024 and 2023 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2024	2023	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$219,975	$228,785	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	187,461	210,161	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	200,949	208,997	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	257,571	288,761	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	667,050	746,733	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	398,275	444,593	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	621,020	645,392	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	398,089	413,713	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	1,062,126	1,185,648	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	232,428	241,429	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	613,737	683,262	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	328,026	364,708	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	386,120	428,747	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	971,173	1,008,039	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	453,984	503,471	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	198,905	219,347	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	580,834	637,500	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	843,796	850,000	3,315
$9,713,423					$8,621,519	$9,309,286	$84,424

FSB [Member]
Debt [Line Items]
Schedule of Notes Payable to FSB

Notes payable to FSB as of September 30, 2025 and December 31, 2024 consisted of the following:

Original					September 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$-	$-	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	-	-	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	-	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,605,591	1,733,807	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	367,827	375,943	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	-	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	239,320	470,227	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	384,465	406,641	5,077
375,000	Valley Vet	11/8/2023	1/29/2026	8.50%	364,470	375,000	6,877
$7,623,235					$2,961,673	$3,361,618	$69,439

Notes payable to Ushjo as of September 30, 2025 and December 31, 2024 consisted of the following:

Original					September 30,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2025	2024	Cost
$780,000	DeBary	6/4/2025	7/1/2026	11.25%	$780,000	$-	$18,810

Notes payable to FSB as of December 31, 2024 and 2023 consisted of the following:

Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2024	2023	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$-	$997,010	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	-	960,849	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	-	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,733,807	1,902,452	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	375,943	387,433	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	-	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	470,227	520,697	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	406,641	623,861	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.50%	375,000	375,000	6,877
$7,623,235					$3,361,618	$5,767,302	$69,439